Annual Total Returns[BarChart] - INVESCO Government Money Market Fund - Invesco Cash Reserve	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.03%	0.03%	0.07%	0.06%	0.06%	0.05%	0.29%	1.31%	1.72%	0.25%